Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets, Net [Abstract]
Deferred cost	$ 1,499
Converted ordinary share price (in Dollars per share)	$ 10
Provision for doubtful recoveries				$ 148